Stockholders' Equity - Preferred Stock Outstanding (Details) (Cumulative Convertible Preferred Stock, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Cumulative Convertible Preferred Stock [Line Items]
Total convertible preferred stock	$ 7,609	$ 7,370
Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total convertible preferred stock	1,319	1,260
Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total convertible preferred stock	465	442
Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total convertible preferred stock	$ 5,825	$ 5,668